Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Aug. 15, 2012
Service Shares | BlackRock S&P 500 Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts about BlackRock S&P 500 Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	BlackRock S&P 500 Stock Fund (the “Fund”), a series of BlackRock Funds III (the “Trust”), seeks to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s 500® Index (“S&P 500 Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Service Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of S&P 500 Stock Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Service Shares have not yet commenced operations. Therefore, Independent Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by seeking to replicate the total return performance of the S&P 500 Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). The S&P 500 Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares (i.e., they are weighted according to the public float which is the total market value of their outstanding shares readily available to the general marketplace for trading purposes). The percentage of the Fund's assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500 Index.

The Fund is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Fund's assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500 Index.

		The Fund is a "feeder" fund that invests all of its investable assets in the Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include the Master Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.
  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500 Index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table in this section provide some indication of the risks of investing in the Fund by showing the changes in its performance from year to year. Service Shares have not yet commenced operations as of the date of this prospectus. As a result, the chart and table give you a picture of the long-term performance of the Fund for Class K Shares, which are not offered in this prospectus. The performance of the Fund’s Class K Shares would be substantially similar to the performance of the Service Shares because the Class K Shares and the Service Shares are invested in the same portfolio of securities and performance would differ only to the extent that the share classes have different expenses. The actual return of Service Shares would have been lower than that of Class K Shares because Service Shares have higher expenses than Class K Shares. The average annual total return table (before and after taxes) compares the Fund’s average annual total return to that of the S&P 500 Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table in this section provide some indication of the risks of investing in the Fund by showing the changes in its performance from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Service Shares have not yet commenced operations as of the date of this prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS BlackRock S&P 500 Stock Fund As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 15.95% (quarter ended June 30, 2009) and the lowest return for a quarter was -21.81% (quarter ended December 31, 2008). The year-to-date return as of June 30, 2012 was 9.41%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	As a result, the chart and table give you a picture of the long-term performance of the Fund for Class K Shares, which are not offered in this prospectus. The performance of the Fund’s Class K Shares would be substantially similar to the performance of the Service Shares because the Class K Shares and the Service Shares are invested in the same portfolio of securities and performance would differ only to the extent that the share classes have different expenses.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/11 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Service Shares | BlackRock S&P 500 Stock Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1],[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.19%	[1],[2]
Independent Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%	[1],[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.39%	[1],[2],[3]
1 Year	rr_ExpenseExampleYear01	40
3 Years	rr_ExpenseExampleYear03	127
5 Years	rr_ExpenseExampleYear05	223
10 Years	rr_ExpenseExampleYear10	504
Service Shares | BlackRock S&P 500 Stock Fund | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
2002	rr_AnnualReturn2002	(22.20%)
2003	rr_AnnualReturn2003	28.37%
2004	rr_AnnualReturn2004	10.67%
2005	rr_AnnualReturn2005	4.72%
2006	rr_AnnualReturn2006	15.60%
2007	rr_AnnualReturn2007	5.39%
2008	rr_AnnualReturn2008	(37.01%)
2009	rr_AnnualReturn2009	26.48%
2010	rr_AnnualReturn2010	14.91%
2011	rr_AnnualReturn2011	2.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.81%)
1 Year	rr_AverageAnnualReturnYear01	2.00%
5 Years	rr_AverageAnnualReturnYear05	(0.32%)
10 Years	rr_AverageAnnualReturnYear10	2.79%
Service Shares | BlackRock S&P 500 Stock Fund | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.61%
5 Years	rr_AverageAnnualReturnYear05	(0.69%)
10 Years	rr_AverageAnnualReturnYear10	2.40%
Service Shares | BlackRock S&P 500 Stock Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.61%
5 Years	rr_AverageAnnualReturnYear05	(0.36%)
10 Years	rr_AverageAnnualReturnYear10	2.29%
Service Shares | BlackRock S&P 500 Stock Fund | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund's share of the allocated expenses of S&P 500 Stock Master Portfolio (the "Master Portfolio"), a series of Master Investment Portfolio ("MIP"). Management fees are paid by the Master Portfolio.
[2]	Service Shares have not yet commenced operations. Therefore, Independent Expenses are based on estimated amounts for the current fiscal year.
[3]	Independent Expenses consist of the Fund's allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC and BlackRock Fund Advisors ("BFA") have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through August 31, 2013. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to September 1, 2013 without the consent of the Boards of Trustees of the Trust and of MIP.